Property, Plant and Equipment (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 335,058	$ 303,190
Accumulated depreciation			(131,327)	(111,348)
Property, plant and equipment, less capital work-in-progress			203,731	191,842
Construction work in progress			4,684	10,092
Property, plant and equipment, net			208,415	201,934
Depreciation			33,800	33,400	$ 26,200
Impairment charges	$ 792,000	$ 150,400	7,000	10,500
Selling, General and Administrative Expenses [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			5,100
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			128,187	114,049
Buildings and improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			121,970	104,818
Computer Equipment and Software [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			48,917	48,249
Office equipment, furniture and fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			16,393	16,400
Land [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross			$ 19,591	$ 19,674